Regulatory Capital	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Regulatory Capital

NOTE 32:  REGULATORY CAPITAL

The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, trading market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives.

The Bank’s capital management objectives are:

•	To be an appropriately capitalized financial institution as determined by:
–	the Bank’s Risk Appetite Statement;
–	capital requirements defined by relevant regulatory authorities; and
–	the Bank’s internal assessment of capital requirements, including stress test analysis, consistent with the Bank’s risk profile and risk tolerance levels.
•	To have the most economically achievable weighted-average cost of capital, consistent with preserving the appropriate mix of capital elements to meet targeted capitalization levels.
•	To ensure ready access to sources of appropriate capital, at reasonable cost, in order to:
–	insulate the Bank from unexpected loss events; and
–	support and facilitate business growth and/or acquisitions consistent with the Bank’s strategy and risk appetite.
•	To support strong external debt ratings, in order to manage the Bank’s overall cost of funds and to maintain accessibility to required funding.

These objectives are applied in a manner consistent with the Bank’s overall objective of providing a satisfactory return on shareholders’ equity.

Basel III Capital Framework

Capital requirements of the Basel Committee on Banking Supervision are commonly referred to as Basel III. Under Basel III, Total Capital consists of three components, namely Common Equity Tier 1, Additional Tier 1, and Tier 2 Capital. Risk sensitive regulatory capital ratios are calculated by dividing CET1, Tier 1, and Total Capital by RWA, inclusive of any minimum requirements outlined under the regulatory floor. In 2015, Basel III also implemented a non-risk sensitive leverage ratio to act as a supplementary measure to the risk-sensitive capital requirements. The objective of the leverage ratio is to constrain the build-up of excess leverage in the banking sector. The leverage ratio is calculated by dividing Tier 1 Capital by leverage exposure which is primarily comprised of on-balance sheet assets with adjustments made to derivative and securities financing transaction exposures, and credit equivalent amounts of off-balance sheet exposures.

Capital Position and Capital Ratios

The Basel framework allows qualifying banks to determine capital levels consistent with the way they measure, manage, and mitigate risks. It specifies methodologies for the measurement of credit, trading market, and operational risks. The Bank uses the advanced internal ratings-based approach to credit risk for all material portfolios. In the third quarter of 2020, OSFI approved the Bank to calculate the non-retail portfolio credit RWA in U.S. Retail segment using the AIRB Approach.

For accounting purposes, IFRS is followed for consolidation of subsidiaries and joint ventures. For regulatory capital purposes, all subsidiaries of the Bank are consolidated except for insurance subsidiaries which are deconsolidated and follow prescribed treatment per OSFI’s CAR guidelines. Insurance subsidiaries are subject to their own capital adequacy reporting, such as OSFI’s Life Insurance Capital Adequacy Test.

Some of the Bank’s subsidiaries are individually regulated by either OSFI or other regulators. Many of these entities have minimum capital requirements which they must maintain and which may limit the Bank’s ability to extract capital or funds for other uses.

During the year ended October 31, 2020, the Bank complied with the OSFI Basel III guidelines related to capital ratios and the leverage ratio. Effective January 1, 2016, OSFI’s target CET1, Tier 1, and Total Capital ratios for Canadian banks designated as domestic systemically important banks (D-SIBs) includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. On June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public DSB which is held by D-SIBs against Pillar 2 risks. The current buffer is set at 1% of total RWA and must be met with CET1 Capital, effectively raising the CET1 minimum to 9%. In addition, on November 22, 2019, the Bank was designated a global systemically important bank (G-SIB). The OSFI target includes the greater of the D-SIB or G-SIB surcharge, both of which are currently 1%.

The following table summarizes the Bank’s regulatory capital position as at October 31, 2020 and October 31, 2019.

Regulatory Capital Position[1]
(millions of Canadian dollars, except as noted)	As at
	October 31 2020	October 31 2019
Capital
Common Equity Tier 1 Capital	$62,616	$55,042
Tier 1 Capital	69,091	61,683
Total Capital	80,021	74,122
Risk-weighted assets used in the calculation of capital ratios	478,909	455,977
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	13.1%	12.1%
Tier 1 Capital ratio	14.4	13.5
Total Capital ratio	16.7	16.3

Leverage ratio	4.5	4.0
[1]	Includes capital adjustments provided by OSFI in response to the COVID-19 pandemic in the year ended October 31, 2020. Refer to “Capital Position” section of the MD&A for additional detail.